COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2014
Lease commitments:
Rent expenses	$ 18,593	$ 18,219	$ 17,373
Minimum payment under operating leases upon cancellation	1,018
Lease expense related to motor vehicles lease contracts	4,667	4,806	4,798
Mr. Gordon [Member]
Legal proceedigs [Line Items]
Damages claimed for breach of contract				937
Agreements With Suppliers To Purchase Goods [Member]
Other commitments [Line Items]
Non-cancelable obligations	3,830
Agreements With Suppliers To Purchase Licenses And Hosting Services [Member]
Other commitments [Line Items]
Non-cancelable obligations	$ 14,760